Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, fair value disclosure	$ 2,890	$ 3,080	$ 2,862